Stock-Based Compensation - Restricted stock activity (Details) - Restricted Stock Units (RSUs) - $ / shares			3 Months Ended	12 Months Ended
	Sep. 16, 2021	Sep. 15, 2021	Mar. 31, 2022	Dec. 31, 2021
Number of Shares [Abstract]
Beginning balance (in shares)			36,249,396	570,722
Granted (in shares)	20,009,224	20,009,224	1,462,209	46,283,741
Vested (in shares)			(300,014)	(10,596,167)
Forfeited (in shares)			(624,223)	(8,900)
Ending balance (in shares)			36,787,368	36,249,396
Weighted Average Grant Price [Abstract]
Beginning balance (in dollars per share)			$ 6.53	$ 0.04
Granted (in dollars per share)			3.06	7.26
Vested (in dollars per share)			5.07	9.38
Forfeited (in dollar per share)			7.19	7.19
Ending balance (in dollars per share)			$ 6.39	$ 6.53